General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 13 - GENERAL AND ADMINISTRATIVE EXPENSES:

The components of general and administrative expenses are as follows:

	For the Year Ended December 31,
	2024	2023
Salaries and related	$679,593	$484,442
Legal	176,180	206,925
Depreciation	4,035	706
Insurance	28,693	23,119
Consulting	232,689	106,264
Professional fees	232,841	149,126
Other	298	41,801
Office expense	83,503	49,016
Total	$1,437,832	$1,061,399